INCOME TAX (Schedule of Income Tax Reconciliation) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
INCOME TAX [Abstract]
Domestic	$ 6,281	$ 1,495	$ 3,917
Foreign	1,595	(137)	(106)
Income before income tax	7,876	1,358	3,811
Statutory tax rate in Israel	26.50%	25.00%	25.00%
Theoretical tax expense	2,087	340	953
Carryforward losses and other deferred taxes for which a full valuation allowance was recorded	67	(908)	(463)
Change in valuation allowance	(1,332)	(3,668)	(1,442)
Changes in foreign currency exchange rate	674	(425)
Changes in tax rate		(334)
Others	179	(113)	(54)
Actual income tax expense (benefit)	$ 1,675	$ (5,108)	$ (1,006)